Commitments Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Commitments [Line Items]
Rent expense under operating leases	$ 63,000,000	$ 61,000,000	$ 57,000,000
Ship Commitments
Commitments [Line Items]
Ships under contract for construction	10
Aggregate passenger capacity of ships under contract for construction	28,200
Estimated total cost of ships under contract	6,200,000,000
Payment for ships under construction	500,000,000
Anticipated payment for cost of ships due in 2015	1,600,000,000
Anticipated payment for cost of ships due in 2016	1,900,000,000
Anticipated payment for cost of ships due in 2017	800,000,000
Anticipated payment for cost of ships due in 2018	$ 1,400,000,000